Application of New and Amended International Financial Reporting Standards	12 Months Ended
Dec. 31, 2018
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Application of New and Amended International Financial Reporting Standards
5.	APPLICATION OF NEW AND AMENDED INTERNATIONAL FINANCIAL REPORTING STANDARDS

Amendments to IFRSs and the New Interpretation That Are Mandatorily Effective for the Current Year

The Company has applied the amendments to IAS 28 included in the Annual Improvements to IFRSs 2014-2016 Cycle, Amendments to IFRS 2:  Classification and Measurement of Share-based Payment Transactions, IFRS 9:  Financial Instruments and its related amendments, IFRS 15:  Revenue from Contracts with Customers and its related amendments, Amendments to IAS 40:  Transfers of Investment Property, and IFRIC 22:  Foreign Currency Transactions and Advance Consideration for the first time in 2018.  Except for the following, the application of these new standards and amendments has had no impact on the disclosures or amounts recognized in the Company's consolidated financial statements.

a.	IFRS 9 “Financial Instruments” and related amendments

IFRS 9 supersedes IAS 39 “Financial Instruments:  Recognition and Measurement”, with consequential amendments to IFRS 7 “Financial Instruments:  Disclosures” and other standards.  IFRS 9 sets out the requirements for classification, measurement and impairment of financial assets and hedge accounting.  Refer to Note  3 for information relating to the relevant accounting policies.

The requirements for classification, measurement and impairment of financial assets have been applied retrospectively on January 1, 2018, and the requirements for hedge accounting have been applied prospectively.  IFRS 9 is not applicable to items that have already been derecognized on or before December 31, 2017.

Classification, measurement and impairment of financial assets and liabilities

On the basis of the facts and circumstances that existed on January 1, 2018, the Company performed an assessment of the classifications of financial assets and liabilities and elected not to restate the comparative figures.

The following table shows the original measurement categories and carrying amounts under IAS 39 and the new measurement categories and carrying amounts under IFRS 9 for each class of the Company’s financial assets and financial liabilities as of January 1, 2018.

	Measurement Category		Carrying Amount
	IAS 39	IFRS 9	IAS 39	IFRS 9	Note
			NT$	NT$
			(In Millions)
Financial Assets
Cash and cash equivalents	Loans and receivables	Amortized cost	$28,825	$28,825	1)
Equity securities	Available-for-sale	FVTPL	596	596	2)
	Available-for-sale	FVOCI- equity investments	5,155	6,997	2)
Trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposits	Loans and receivables	Amortized cost	40,158	40,158	1)
Financial Liabilities
Short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposit and loan-term loans	Amortized cost	Amortized cost	39,725	39,725
Derivatives	Held-for-trading	FVTPL	1	1
	Hedging derivative financial liabilities	Hedging financial liabilities	1	1	3)

	IAS 39 Carrying Amount January 1, 2018	Reclassifi- cations	Remea- surements	IFRS 9 Carrying Amount January 1, 2018	Retained Earnings Effect on January 1, 2018	Other adjustment Effect on January 1, 2018	Noncontrolling Interests Effect on January 1, 2018	Note
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Financial assets measured at FVTPL	$—	$—	$—	$—	$—	$—	$—
Add: reclassification from available for sale (IAS 39) - mandatory reclassification	—	596	—	596	6	(6)	—	2)
	—	596	—	596	6	(6)	—

Financial liabilities measured at FVTPL	(1)	—	—	(1)	—	—	—

Financial assets measured at FVOCI- equity investments	—	—	—	—	—	—	—
Add: reclassification from available for sale (IAS 39) - designated at January 1, 2018	—	5,155	1,842	6,997	1,516	327	(1)	2)
	—	5,155	1,842	6,997	1,516	327	(1)

Financial assets measured at Amortized cost	—	—	—	—	—	—	—
Add: reclassification from loans and receivables (IAS 39)	—	68,983	—	68,983	—	—	—	1)
	—	68,983	—	68,983	—	—	—

Financial liabilities measured at amortized cost	—	—	—	—	—	—	—
Add: reclassification from amortized cost (IAS 39)	—	(39,725)	—	(39,725)	—	—	—
	—	(39,725)	—	(39,725)	—	—	—

Hedging financial liabilities	—	—	—	—	—	—	—
Add: reclassification from Hedging derivative instrument (IAS 39)	—	(1)	—	(1)	—	—	—	3)
	—	(1)	—	(1)	—	—	—

Total	$(1)	$35,008	$1,842	$36,849	$1,522	$321	$(1)
1)

Cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposit that were classiﬁed as loans and receivables under IAS 39 are now classiﬁed as financial assets measured at amortized cost with assessment of expected credit loss.

2)

The Company elected to reclassify equity securities originally classified as available-for-sale under IAS 39 to FVTPL and designated at FVOCI in accordance with IFRS 9. As a result, the related other equity - unrealized gain or loss on available-for-sale financial assets of $6 million and $556 million were reclassified to retained earnings and to other equity - unrealized gain or loss on financial assets at FVOCI, respectively.

Equity investments in non-listed stocks previously carried at cost under IAS 39 are designated as FVOCI and remeasured at fair values.  As a result, financial assets at FVOCI and other equity - unrealized gain or loss on financial assets at FVOCI were increased by $1,842 million and $1,843 million, respectively, and noncontrolling interests was decreased by $1 million. Some investments that previously classified as available-for-sale and measured at cost under IAS 39 were classified mandatorily as FVTPL under IFRS 9 as the contractual cash flows are not solely payments of principal and interest on the principal outstanding and such investments are not equity instruments.

The Company recognized impairment loss on certain investments in equity securities previously classified as available-for-sale and measured at cost and the loss was accumulated in retained earnings under IAS 39.  Since those investments were designated as financial assets measured at FVOCI under IFRS 9 and no impairment assessment is required, an adjustment was made that resulted in a decrease of $1,516 million in other equity - unrealized gain or loss on financial assets at FVOCI and an increase of the $1,516 million in retained earnings on January 1, 2018.

3)

Upon the application of IFRS 9, all derivative and non-derivative financial assets and financial liabilities which were designated as hedging instruments are presented as hedging financial assets and hedging financial liabilities for starting from January 1, 2018.

As the Company expects there is no tax obligation upon the disposal of the available-for-sale financial assets, the deferred income tax liabilities was decreased by $1 million, unrealized gain or loss on available-for-sale financial assets was increased by $4 million and noncontrolling interests was decreased by of $3 million, respectively.

b.	IFRS 15 “Revenue from Contracts with Customers” and related amendments

IFRS 15 establishes principles for recognizing revenue that apply to all contracts with customers, and supersedes IAS 18 “Revenue”, IAS 11 “Construction Contracts” and a number of revenue-related interpretations.  Please refer to Note  3 for related accounting policies.

When applying IFRS 15 and related amendments, the Company allocates the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis.

Where the Company enters into transactions which involve both the provision of telecommunications service bundled with products such as handsets, total consideration received from products and telecommunications service in these arrangements is allocated based on each performance obligation’s relative stand-alone selling price.  The amount of sales revenue recognized for products is no longer limited to the amount paid by the customer for the products.  This does not change the total revenue recognized, but changes the timing of revenue recognition.  The Company may recognize more revenue at the beginning of the contract period (i.e., at the time of sale of products), and revenue recognized for telecommunications service in the subsequent contract periods will decrease.

Incremental cost of obtaining contracts is recognized as an asset to the extent the Company expects to recover those costs.  Such asset is amortized on a basis that is consistent with the transfer to the customer of the goods or services to which the asset relates.  Before the application of IFRS 15, the relevant expenditures were recognized as expenses.

IFRS 15 and its related amendments require that when another party is involved in providing goods or services to a customer, the Company is a principal if it controls the specified good or service before that good or service is transferred to a customer.  Before the application of IFRS 15, the Company determined whether it is a principal or an agent based on its exposure to the significant risks and rewards associated with the sale of goods or the rendering of services.

Under IFRS 15, the net effect of revenue recognizes, consideration received and receivable is recognized as a contract asset or a contract liability.  Before the application of IFRS 15, receivable was recognized or advance receipts and deferred revenue was reduced when revenue was recognized for the contract under IAS 18.

Under IFRS 15, the Company recognized a trade-in liability (other current liabilities) and a right to recover a product (other current assets) when recognizing revenue for the sale with a trade-in right.  Before the application of IFRS 15, trade-in right provisions and inventories were recognized when recognizing revenue.

The Company elected to retrospectively apply IFRS 15 to contracts that were not completed on January 1, 2018 and recognized the cumulative effect of the change in the retained earnings on January 1, 2018.

Impact on items of assets, liabilities and equity

	Carrying Amount Before Retrospective Adjustments as of January 1, 2018	Adjustments Arising from Initial Application of IFRS 15	Carrying Amount After Retrospective Adjustments as of January 1, 2018
	NT$	NT$	NT$
	(In Millions)
Contract assets - current	$—	$6,065	$6,065
Trade notes and accounts receivable, net	$31,941	(118)	$31,823
Inventories	$8,840	(132)	$8,708
Prepayments - current	$2,188	(7)	$2,181
Other current assets	$2,183	132	$2,315
Contract assets - noncurrent	$—	3,917	$3,917
Incremental costs of obtaining contracts	$—	2,474	$2,474
Total effect on assets		$12,331

Contract liabilities - current	$—	$8,004	$8,004
Current tax liabilities	$8,674	2,227	$10,901
Provisions - current	$189	(88)	$101
Advance receipts	$8,842	(8,842)	$—
Other current liabilities	$1,081	72	$1,153
Contract liabilities - noncurrent	$—	2,626	$2,626
Deferred revenue	$3,612	(3,612)	$—
Other noncurrent liabilities	$3,458	1,072	$4,530
Total effect on liabilities		$1,459

Total effect on equity (unappropriated earnings)	$54,633	$10,872	$65,505

The following table shows the increase (decrease) in assets, liabilities and equity resulting from the application of IFRS 15 on the balance sheet date.

December 31
2018
NT$
(In Millions)
Contract assets - current	$4,869
Trade notes and accounts receivable, net	(109)
Inventories	(80)
Prepayments - current	(12)
Other current assets	80
Contract assets - noncurrent	2,344
Incremental costs of obtaining contracts	1,335
Assets	$8,427

Contract liabilities - current	$10,688
Current tax liabilities	1,419
Provisions - current	(52)
Advance receipts	(11,277)
Other current liabilities	340
Contract liabilities - noncurrent	2,595
Deferred revenue	(3,748)
Other noncurrent liabilities	1,172
Liabilities	$1,137

Equity (unappropriated earnings)	$7,290

Impact on items of statement of comprehensive income for current year

The following table shows the increase (decrease) in net income resulting from the application of IFRS 15.

Year Ended December 31
2018
NT$
(In Millions)
Revenues	$(3,228)
Operating costs	2,455
Operating expenses	(1,293)
Income from operations	(4,390)
Income tax expense	(808)
Net income	$(3,582)

Decrease in net income attributable to:
Stockholders of the parent	$(3,582)
Noncontrolling interests	—
$(3,582)
Impact on earnings per share(NT$):
Basic earnings per share	$(0.46)
Diluted earnings per share	$(0.46)

New and Amended IFRSs in Issue But Not Yet Effective

The Company has not applied the following new and amended IFRSs that have been issued but are not yet effective.

New or Amended Standards and Interpretations		Effective Date Issued by IASB (Note 1)
Amendments to IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
IFRS 16	Leases	January 1, 2019
Amendments to IFRS 3	Definition of a Business	January 1, 2020 (Note 2)
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined by IASB
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement	January 1, 2019 (Note 3)
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures	January 1, 2019
Amendments to IAS 1 and IAS 8	Definition of Materiality	January 1, 2020 (Note 4)
IFRIC 23	Uncertainty Over Income Tax Treatments	January 1, 2019

Note 1:	The aforementioned new or amended standards or interpretations are effective after fiscal year beginning on or after the effective dates, unless specified otherwise.
Note 2:

The Company shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 3:	The Company shall apply the amendments to pension plan amendments, curtailments or settlements occurring on or after January 1, 2019.
Note 4:	The Company shall apply these amendments prospectively in annual periods beginning on or after January 1, 2020.

Except for the following items, the Company believes the adoption of the aforementioned new and amended IFRSs will not have material impact on the Company’s consolidated financial statements.

a.	IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for identifying leases and accounting treatments for lessors and lessees.  It will supersede IAS 17, IFRIC 4 - Determining Whether an Arrangement Contains a Lease and a number of related interpretations.

Upon the initial application of IFRS 16, the Company anticipates reassessing whether a contract is, or contains, a lease in accordance with the definition of a lease under IFRS 16.  Some contracts currently identified as containing a lease under IAS 17 and IFRIC 4 do not meet the definition of a lease under IFRS 16 and will be accounted for in accordance with other accounting standards because the Company does not have the right to direct the use of the identified assets.  Contracts that are reassessed as leases or containing a lease will be accounted for in accordance with the transitional provisions under IFRS 16.

Upon the initial application of IFRS 16, if the Company is a lessee, it shall recognize right-of-use assets and lease liabilities for all leases on the consolidated balance sheets except for those whose payments under low-value will be recognized as expenses on a straight-line basis.  On the consolidated statements of comprehensive income, the Company will present the depreciation expense charged on the right-of-use asset separately from the interest expense accrued on lease liability using the effective interest method.  On the consolidated statements of cash flows, cash payments for the principal portion of lease liability will be classified within financing activities; cash payments for interest portion will be classified within operating activities.  Before the application of IFRS 16, payments under operating lease contracts are recognized as expenses on a straight-line basis.  Prepaid lease payments for use rights of leased assets are recognized as prepaid rents.  Cash flows for operating leases are classified within operating activities on the statements of cash flows.

The Company will not make any adjustments for leases in which the Company is a lessor and will account for those leases with the application of IFRS 16 starting from January 1, 2019.

The Company anticipates applying IFRS 16 retrospectively with the cumulative effect of the initial application of IFRS 16 recognized in retained earnings on January 1, 2019.  Comparative financial information will not be restated.

Lease liabilities will be recognized on January 1, 2019 for leases currently classified as operating leases under IAS 17 and measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate on January 1, 2019.  Right-of-use assets will be measured at the present value discounted using the aforementioned incremental borrowing rate as if IFRS 16 had been applied since the commencement date of leases.  The Company will apply IAS 36 for assessing impairment of right-of-use assets.

Anticipated impacts on assets, liabilities and equity

	Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application of IFRS 16	Adjusted Carrying Amount as of January 1, 2019
	NT$	NT$	NT$
	(In Millions)
Prepayments - current	$1,873	$(245)	$1,628
Property, plant and equipment	$288,914	(1,309)	$287,605
Right-of-use assets	$—	12,163	$12,163
Deferred income tax assets	$3,554	26	$3,580
Prepayments - noncurrent	$3,463	(414)	$3,049
Total effect on assets		$10,221

Contract liabilities - current	$10,688	$214	$10,902
Lease liabilities - current	$—	3,394	$3,394
Other payables	$23,315	(48)	$23,267
Other current liabilities	$1,382	(214)	$1,168
Contract liabilities - noncurrent	$2,595	3,483	$6,078
Deferred income tax liabilities	$1,992	—	$1,992
Lease liabilities - noncurrent	$—	6,946	$6,946
Other noncurrent liabilities	$4,793	(3,483)	$1,310
Total effect on liabilities		$10,292

Unappropriated earnings	$66,626	$(51)	$66,575
Noncontrolling interests	$9,857	$(20)	$9,837
Total effect on equity		$(71)

Except for the abovementioned impact, as of the date the consolidated financial statements were authorized for issue, the Company is continuously assessing the possible impact that the application of other standards and interpretations will have on the Company’s financial position and operating result, and will disclose the relevant impact when the assessment is completed.